UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2014 (Unaudited)

DWS Core Fixed Income Fund
	Principal Amount ($)	Value ($)
Corporate Bonds 42.9%
Consumer Discretionary 2.6%
21st Century Fox America, Inc., 6.15%, 3/1/2037	1,000,000	1,133,454
Comcast Corp., 6.4%, 3/1/2040	1,150,000	1,372,841
DISH DBS Corp., 5.125%, 5/1/2020	1,500,000	1,500,000
Ford Motor Co., 4.75%, 1/15/2043	1,650,000	1,536,195
NBCUniversal Enterprise, Inc., 144A, 1.974%, 4/15/2019	1,400,000	1,378,658

		6,921,148
Consumer Staples 0.2%
Altria Group, Inc., 10.2%, 2/6/2039	261,000	422,309
Energy 5.8%
ConocoPhillips Co., 2.4%, 12/15/2022	2,000,000	1,882,430
Continental Resources, Inc., 4.5%, 4/15/2023	1,500,000	1,537,097
Enbridge Energy Partners LP, 5.875%, 12/15/2016	985,000	1,099,063
Kinder Morgan Energy Partners LP, 6.5%, 9/1/2039	550,000	618,122
ONEOK Partners LP, 6.15%, 10/1/2016	1,527,000	1,714,984
Petrobras International Finance Co., 3.875%, 1/27/2016	3,000,000	3,075,000
Petroleos Mexicanos, 3.5%, 1/30/2023	550,000	497,337
Plains All American Pipeline LP, 3.65%, 6/1/2022	2,950,000	2,959,051
Regency Energy Partners LP, 4.5%, 11/1/2023 (a)	1,600,000	1,458,000
TransCanada PipeLines Ltd., 6.1%, 6/1/2040	600,000	709,376

		15,550,460
Financials 23.9%
American International Group, Inc., 4.125%, 2/15/2024	1,100,000	1,113,463
Bank of America Corp.:
5.75%, 12/1/2017	3,000,000	3,416,616
5.875%, 1/5/2021	2,000,000	2,303,314
6.5%, 8/1/2016	2,000,000	2,249,702
BPCE SA, 2.5%, 12/10/2018	1,500,000	1,500,885
Citigroup, Inc.:
2.25%, 8/7/2015	1,530,000	1,561,983
5.0%, 9/15/2014	1,900,000	1,949,609
5.375%, 8/9/2020	3,420,000	3,876,272
6.01%, 1/15/2015	1,284,000	1,347,593
6.125%, 11/21/2017	1,000,000	1,152,336
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/2017	3,000,000	3,200,616
Fifth Third Bancorp., 5.45%, 1/15/2017 (a)	2,082,000	2,303,364
General Electric Capital Corp., Series A, 6.875%, 1/10/2039	1,640,000	2,099,256
Genworth Holdings, Inc., 4.9%, 8/15/2023	1,200,000	1,214,953
Host Hotels & Resorts LP, Series D, (REIT), 3.75%, 10/15/2023	1,000,000	957,049
HSBC Finance Corp., 5.5%, 1/19/2016 (a)	2,220,000	2,406,664
HSBC Holdings PLC, 6.5%, 5/2/2036	440,000	519,759
Intesa Sanpaolo SpA:
3.125%, 1/15/2016	800,000	816,004
3.875%, 1/15/2019	700,000	708,109
JPMorgan Chase & Co.:
1.45% *, 9/1/2015	2,000,000	2,004,454
5.125%, 9/15/2014	5,000,000	5,136,450
6.4%, 5/15/2038	1,670,000	2,041,166
MetLife, Inc., 6.4%, 12/15/2036	800,000	828,000
Morgan Stanley:
1.75%, 2/25/2016	700,000	710,228
2.125%, 4/25/2018 (a)	750,000	748,435
Series F, 5.625%, 9/23/2019	1,410,000	1,610,941
Series F, 6.0%, 4/28/2015	2,110,000	2,241,101
PNC Funding Corp., 5.25%, 11/15/2015	2,750,000	2,947,282
Prudential Financial, Inc., 6.625%, 6/21/2040	500,000	620,507
Santander UK PLC, 144A, 5.0%, 11/7/2023	900,000	909,054
Sarawak International, Inc., 5.5%, 8/3/2015	300,000	315,668
Societe Generale SA, 2.625%, 10/1/2018	600,000	606,180
The Goldman Sachs Group, Inc.:
1.6%, 11/23/2015	1,420,000	1,436,182
6.75%, 10/1/2037	1,370,000	1,522,210
U.S. Bank NA, 3.778%, 4/29/2020	5,290,000	5,480,445

		63,855,850
Industrials 3.0%
Caterpillar Financial Services Corp., 7.15%, 2/15/2019	3,300,000	4,084,681
CNH Capital LLC, 3.625%, 4/15/2018	1,600,000	1,618,000
Masco Corp., 6.125%, 10/3/2016	2,000,000	2,210,000

		7,912,681
Information Technology 0.3%
Apple, Inc., 2.4%, 5/3/2023 (a)	850,000	778,210
Materials 1.4%
Corp Nacional del Cobre de Chile, REG S, 7.5%, 1/15/2019	200,000	240,285
Dow Chemical Co., 3.0%, 11/15/2022	1,350,000	1,271,356
International Paper Co., 4.75%, 2/15/2022	2,000,000	2,149,858

		3,661,499
Telecommunication Services 3.6%
AT&T, Inc., 2.625%, 12/1/2022 (a)	1,500,000	1,365,111
Deutsche Telekom International Finance BV, 144A, 2.25%, 3/6/2017	3,000,000	3,073,968
Verizon Communications, Inc.:
3.65%, 9/14/2018	630,000	670,196
5.15%, 9/15/2023	1,030,000	1,119,782
6.55%, 9/15/2043	400,000	480,136
8.75%, 11/1/2018	2,288,000	2,948,449

		9,657,642
Utilities 2.1%
Consolidated Edison Co. of New York, 5.7%, 6/15/2040	850,000	1,010,306
Dominion Resources, Inc., Series D, 8.875%, 1/15/2019	1,500,000	1,927,071
Duke Energy Corp., 1.625%, 8/15/2017	1,320,000	1,324,277
MidAmerican Energy Holdings Co., 144A, 5.15%, 11/15/2043	1,320,000	1,398,318

		5,659,972

Total Corporate Bonds (Cost $110,090,201)		114,419,771
Mortgage-Backed Securities Pass-Throughs 30.6%
Federal Home Loan Mortgage Corp.:
3.0%, with various maturities from 4/1/2022 until 3/1/2027 (b)	4,930,752	5,085,788
3.5%, with various maturities from 6/1/2028 until 9/1/2042 (b)	7,264,606	7,452,784
3.658% *, 5/1/2041	1,331,008	1,403,412
4.0%, with various maturities from 4/1/2021 until 3/1/2041 (b)	6,792,580	7,118,008
4.5%, with various maturities from 6/1/2039 until 4/1/2041 (b)	7,195,728	7,703,724
5.0%, 12/1/2040	477,370	519,102
5.5%, 6/1/2039	362,179	398,256
6.0%, 11/1/2038	1,906,434	2,126,524
7.5%, 2/1/2035	578,307	682,359
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2022 until 12/1/2042 (b)	8,819,097	8,605,883
3.43% *, 3/1/2042	1,614,900	1,686,521
4.0%, with various maturities from 11/1/2026 until 6/1/2041 (b)	3,519,701	3,707,787
4.5%, with various maturities from 10/1/2039 until 11/1/2043 (b)	5,036,934	5,410,517
5.0%, with various maturities from 9/1/2025 until 11/1/2041	7,005,972	7,680,292
5.5%, with various maturities from 2/1/2025 until 2/1/2042	6,797,988	7,510,118
6.0%, with various maturities from 10/1/2022 until 4/1/2036	2,051,574	2,262,401
6.5%, with various maturities from 5/1/2023 until 4/1/2037	1,021,763	1,126,620
Government National Mortgage Association:
3.0%, with various maturities from 7/15/2042 until 10/1/2042 (b)	3,280,419	3,255,804
3.5%, 6/1/2042 (b)	3,100,000	3,192,758
3.75%, 5/20/2040	521,335	551,625
4.0%, 5/20/2041	841,801	894,916
4.5%, 7/15/2040	341,706	370,925
5.5%, 6/15/2038	379,646	422,504
6.5%, with various maturities from 12/15/2023 until 7/15/2039	2,134,890	2,425,159

Total Mortgage-Backed Securities Pass-Throughs (Cost $81,394,748)		81,593,787
Asset-Backed 0.9%
Home Equity Loans 0.5%
First Franklin Mortgage Loan Trust, "A3", Series 2004-FF10, 1.245% *, 9/25/2034	329,219	328,498
Terwin Mortgage Trust, "AF2", Series 2005-16HE, 4.761% *, 9/25/2036	1,027,836	1,072,608

		1,401,106
Miscellaneous 0.4%
HLSS Servicer Advance Receivables Backed Notes, "C2", Series 2013-T1, 144A, 2.487%, 1/16/2046	1,000,000	1,004,200

Total Asset-Backed (Cost $2,329,013)		2,405,306
Commercial Mortgage-Backed Securities 6.6%
Commercial Mortgage Pass Through Certificates:
"D", Series 2014-CR14, 144A, 4.613%, 2/10/2047	900,000	807,673
"C", Series 2014-CR14, 4.613%, 2/10/2047	730,000	727,285
Commercial Mortgage Trust, "A4", Series 2005-GG3, 4.799%, 8/10/2042	3,030,000	3,100,414
Credit Suisse Mortgage Capital Certificates, "SVE", Series 2006-TF2A, 144A, 0.71% *, 10/15/2021	1,700,000	1,688,590
FREMF Mortgage Trust:
"B", Series 2013-K27, 144A, 3.497% *, 1/25/2046	1,100,000	1,008,898
"B", Series 2012-K707, 144A, 3.882% *, 1/25/2047	1,400,000	1,422,645
JPMBB Commercial Mortgage Securities Trust, "D", Series 2013-C17, 144A, 4.887%, 1/15/2047	1,000,000	896,027
JPMorgan Chase Commercial Mortgage Securities Trust:
"D", Series 2012-CB, 144A, 4.668% *, 10/15/2045	1,600,000	1,580,784
"D", Series 2013-C16, 144A, 5.008% *, 12/15/2046	1,000,000	911,000
"B", Series 2011-C5, 144A, 5.314% *, 8/15/2046	1,100,000	1,207,065
Merrill Lynch/Countrywide Commercial Mortgage Trust, "AM", Series 2006-3, 5.456%, 7/12/2046	1,810,000	1,971,894
WFRBS Commercial Mortgage Trust, "A4", Series 2011-C2, 144A, 4.869%, 2/15/2044	1,950,000	2,151,215

Total Commercial Mortgage-Backed Securities (Cost $17,834,201)		17,473,490
Collateralized Mortgage Obligations 12.6%
American Home Mortgage Investment Trust, "2A3", Series 2005-3, 1.974% *, 9/25/2035	573,090	574,419
Bear Stearns ALT-A Trust, "2A1", Series 2004-10, 0.825% *, 9/25/2034	1,201,918	1,149,031
Chase Mortgage Finance Corp., "A2", Series 2004-S1, 4.75%, 2/25/2019	1,633,602	1,650,164
Citigroup Commercial Mortgage Trust, Series 2013, 5.106%, 11/10/2046	1,100,000	998,077
Federal Home Loan Mortgage Corp.:
"AI", Series 3763, Interest Only, 3.5%, 6/15/2025	1,034,639	86,624
"PI", Series 3773, Interest Only, 3.5%, 6/15/2025	456,743	32,703
"AI", Series 3730, Interest Only, 4.0%, 11/15/2028	424,589	25,742
"6", Series 233, Interest Only, 4.5%, 8/15/2035	881,953	139,172
"CI", Series 3922, Interest Only, 4.5%, 3/15/2041	6,050,349	1,308,061
"S5", Series 268, Interest Only, 5.84% **, 8/15/2042	3,526,269	889,207
Federal National Mortgage Association:
"IW", Series 2013-54, Interest Only, 3.0%, 6/25/2043	8,150,826	1,178,333
"IB" Series 2012-148, Interest Only, 3.5%, 1/25/2028	10,058,832	1,404,443
"C13", Series 418, Interest Only, 3.5%, 8/25/2033	6,769,756	1,230,602
"LI", Series 2013-2, Interest Only, 4.0%, 8/25/2042	3,768,061	715,187
"AI", Series 2012-48, Interest Only, 4.5%, 7/25/2041	9,537,764	2,019,828
"7", Series 356, Interest Only, 5.0%, 2/1/2035	1,235,524	240,831
"8", Series 356, Interest Only, 5.0%, 2/1/2035	900,007	172,337
"SB", Series 2012-96, Interest Only, 5.892% **, 9/25/2042	2,594,391	535,980
"LS", Series 2012-9, Interest Only, 6.342% **, 2/25/2042	2,794,273	629,367
"DS", Series 2012-63, Interest Only, 6.392% **, 3/25/2039	4,588,861	964,741
"SD", Series 2012-99, Interest Only, 6.442% **, 9/25/2042	7,177,799	1,625,589
"KS", Series 2012-99, Interest Only, 6.542% **, 3/25/2041	3,294,805	794,850
Government National Mortgage Association:
"PI", Series 2013-H11, Interest Only, 2.033% **, 4/20/2063	57,928,989	5,025,919
"IO", Series 2013-H08, Interest Only, 2.924% **, 3/20/2063	3,990,386	478,846
"AI", Series 2009-125, Interest Only, 4.5%, 3/20/2035	2,109,907	135,082
"IP", Series 2010-4, Interest Only, 5.0%, 1/16/2039	3,119,123	569,655
"CI", Series 2011-159, Interest Only, 5.0%, 6/16/2040	4,192,851	613,934
"PI", Series 2009-76, Interest Only, 6.0%, 3/16/2039	2,110,428	380,484
"NS", Series 2011-146, Interest Only, 6.541% **, 4/16/2040	3,712,234	667,256
"PS", Series 2011-141, Interest Only, 6.541% **, 6/16/2041	3,393,706	773,265
Impac CMB Trust, "1A1", Series 2003-11, 0.925% *, 10/25/2033	1,443,568	1,401,651
Merrill Lynch Mortgage Investors Trust, "A3A", Series 2003-H, 1.951% *, 1/25/2029	765,477	767,956
NCUA Guaranteed Notes, "1A", Series 2010-R1, 0.608% *, 10/7/2020	1,472,942	1,480,652
Structured Asset Mortgage Investments II Trust, "A1A", Series 2004-AR7, 0.866% *, 4/19/2035	920,545	908,243
Vendee Mortgage Trust:
"DI", Series 2010-1, Interest Only, 0.336% **, 4/15/2040	33,501,137	638,508
"IO", Series 2011-1, Interest Only, 0.543% **, 9/15/2046	24,975,222	819,539
Wells Fargo Mortgage Backed Securities Trust, "1A2", Series 2003-L, 2.49% *, 11/25/2033	615,699	626,678

Total Collateralized Mortgage Obligations (Cost $35,376,038)		33,652,956
Government & Agency Obligations 9.5%
Other Government Related (c) 0.1%
Sberbank of Russia, REG S, 5.499%, 7/7/2015	400,000	422,760
Sovereign Bonds 0.9%
Federative Republic of Brazil, 2.625%, 1/5/2023	1,500,000	1,278,000
Republic of Panama, 9.375%, 4/1/2029	100,000	138,000
Republic of Poland, 5.0%, 3/23/2022	350,000	374,500
United Mexican States, 3.625%, 3/15/2022	650,000	639,600

		2,430,100
U.S. Government Sponsored Agency 0.8%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031	1,500,000	2,055,372
U.S. Treasury Obligations 7.7%
U.S. Treasury Bonds:
2.75%, 8/15/2042	1,325,000	445,226
3.5%, 2/15/2039	3,600,000	3,575,250
3.75%, 11/15/2043	5,600,000	5,730,374
U.S. Treasury Notes:
0.625%, 12/15/2016	5,000,000	4,996,875
2.75%, 11/15/2023	5,700,000	5,740,972

		20,488,697

Total Government & Agency Obligations (Cost $25,794,590)		25,396,929
Municipal Bonds and Notes 2.0%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018	4,132,532	4,276,220
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series A2, 7.431%, 7/1/2043	750,000	914,003

Total Municipal Bonds and Notes (Cost $4,882,532)		5,190,223
Preferred Security 0.6%
Financials
HSBC Finance Capital Trust IX, 5.911%, 11/30/2035 (Cost $1,339,328)	1,500,000	1,548,750

	Shares	Value ($)
Securities Lending Collateral 2.3%
Daily Assets Fund Institutional, 0.08% (d) (e) (Cost $6,138,650)	6,138,650	6,138,650
Cash Equivalents 1.1%
Central Cash Management Fund, 0.04% (d) (Cost $2,872,729)	2,872,729	2,872,729

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $287,998,863) †	109.1	290,692,591
Other Assets and Liabilities, Net	(9.0)	(23,885,907)
Security Sold Short	(0.1)	(234,583)

Net Assets	100.0	266,572,101

Principal Amount ($)	Value ($)
Securities Sold Short (0.1%)
Mortgage−Backed Securities Pass−Throughs

Federal National Mortgage Association: 3.5%, with various maturities from 6/1/2028 until 11/1/2042 (b) (Proceed $53,167)	307,537	234,583

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2014.

**	These securities are shown at their current rate as of January 31, 2014.
†
The cost for federal income tax purposes was $287,999,424.  At January 31, 2014, net unrealized appreciation for all securities based on tax cost was $2,458,584.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,459,650 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,001,066.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2014 amounted to $5,987,261, which is 2.2% of net assets.

(b)	When-issued or delayed delivery security included.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

NCUA: National Credit Union Administration
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At January 31, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Ultra Long U.S. Treasury Bond	USD	3/20/2014	20	2,876,250	90,276

At January 31, 2014, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10-Year U.S. Treasury Note	USD	3/20/2014	116	14,587,000	(208,430)
2-Year U.S. Treasury Note	USD	3/31/2014	1	220,203	(392)
5-Year U.S. Treasury Note	USD	3/31/2014	172	20,747,500	(161,784)
U.S. Treasury Bond	USD	3/20/2014	20	2,671,875	(74,135)
Total unrealized appreciation					(444,741)

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (f)
Corporate Bonds	$—	$114,419,771	$—	$114,419,771
Mortgage-Backed Securities Pass-Throughs	—	81,593,787	—	81,593,787
Asset-Backed	—	2,405,306	—	2,405,306
Commercial Mortgage-Backed Securities	—	17,473,490	—	17,473,490
Collateralized Mortgage Obligations	—	33,652,956	—	33,652,956
Government & Agency Obligations	—	25,396,929	—	25,396,929
Municipal Bonds and Notes	—	5,190,223	—	5,190,223
Preferred Security	—	1,548,750	—	1,548,750
Short-Term Investments (f)	9,011,379	—	—	9,011,379
Derivatives (g)
Futures Contracts	90,276	—	—	90,276

Total	$9,101,655	$281,681,212	$—	$290,782,867

Liabilities
Derivatives (g)
Futures Contracts	$(444,741)	$—	$—	$(444,741)

Total	$(444,741)	$—	$—	$(444,741)

There have been no transfers between fair value measurement levels during the period ended January 31, 2014.

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Interest Rate Contracts	$(354,465)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Fixed Income Fund, a series of DWS Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	3/25/2014